UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2009

ITEM 1. REPORT TO SHAREHOLDERS.

John Hancock
MUTUAL FUNDS

John Hancock
Investors Trust

Semiannual Report
4.30.09

Ticker | **JHI**

Portfolio summary

Portfolio diversification[1]

Bonds			46%

U.S. government & agencies			43%

Collateralized mortgage obligations			8%

Short-term investments & other			3%

Sector composition[1,2]

U.S. government & agencies	43%	Materials	6%

Consumer discretionary	11%	Energy	5%

Financials	8%	Utilities	3%

Mortgage bonds	7%	Health care	1%

Telecommunication services	7%	Short-term investments & other	3%

Industrials	6%

Quality distribution[1]

AAA	48%

AA	1%

A	9%

BBB	11%

BB	14%

B	11%

CCC	6%

1 As a percentage of the Fund’s total investments on April 30, 2009.

2 Sector investing is subject to greater risks than the market as a whole. Because the Fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors.

6	Investors Trust | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Fund’s investments

Securities owned by the Fund on 4-30-09 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value (Z)

Bonds 68.33%					$81,336,606

(Cost $112,859,939)

Aerospace & Defense 0.29%					348,425

L-3 Communications Corp.,
Gtd Sr Sub Note Ser B	6.375%	10-15-15	BB+	$200	189,500

Vought Aircraft Industries, Inc.,
Sr Note	8.000	07-15-11	CCC	390	158,925

Airlines 1.09%					1,299,251

Continental Airlines, Inc.,
Ser 1999-1 Class A	6.545	02-02-19	A–	355	313,880
Ser 2000-2 Class B	8.307	04-02-18	B+	363	250,342
Ser 2001-1 Class C	7.033	06-15-11	B+	150	123,106

Delta Airlines, Inc.,
Ser 2007-1 Class A	6.821	08-10-22	A–	844	611,923
Aluminum 0.94%					1,119,400

CII Carbon, LLC,
Gtd Sr Sub Note (S)	11.125	11-15-15	CCC+	1,930	1,119,400

Auto Parts & Equipment 1.26%					1,503,000

Allison Transmission, Inc.,
Gtd Sr Note (S)	11.000	11-01-15	CCC+	1,000	600,000

Exide Technologies,
Sr Sec Note Ser B	10.500	03-15-13	B–	610	457,500

Tenneco, Inc.,
Gtd Sr Sub Note	8.625	11-15-14	CCC	1,485	445,500

Broadcasting & Cable TV 3.20%					3,807,288

CCO Holdings, LLC,
Sr Note (H)	8.750	11-15-13	D	575	498,813

Charter Communications Holdings I, LLC,
Gtd Sr Sec Note (H)	11.000	10-01-15	D	410	31,775

Charter Communications Holdings II, LLC,
Gtd Sr Note (H)	10.250	09-15-10	D	410	373,100
Gtd Sr Note (H)(S)	10.250	10-01-13	D	790	703,100

Sirius XM Radio, Inc.,
Gtd Sr Note (S)	13.000	08-01-13	CCC–	1,650	1,072,500
Sr Note	9.625	08-01-13	CCC–	1,880	1,128,000

Cable & Satellite 2.22%					2,645,123

Canadian Satellite Radio Holdings, Inc.,
Sr Note (G)	12.750	02-15-14	CCC+	2,000	450,000

CSC Holdings, Inc.,
Sr Note (S)	8.500	06-15-15	BB	755	764,438

See notes to financial statements

Semiannual report | Investors Trust	7

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value (Z)

Cable & Satellite (continued)

Shaw Communications, Inc.,
Sr Note	8.250%	04-11-10	BBB–	$1,000	$1,016,250

Time Warner Cable, Inc.,
Gtd Note	8.250	04-01-19	BBB	375	414,435

Casinos & Gaming 5.64%					6,707,252

Chukchansi Economic
Development Authority,
Sr Note (S)	8.000	11-15-13	B+	440	187,000

Downstream Development Authority of
the Quapaw Tribe of Oklahoma,
Sr Sec Note (S)	12.000	10-15-15	B–	2,000	780,000

Great Canadian Gaming Corp.,
Gtd Sr Sub Note (S)	7.250	02-15-15	BB	1,000	860,000

Greektown Holdings, LLC,
Sr Note (G)(H)(S)	10.750	12-01-13	D	1,000	60,000

Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	B–	1,000	722,500

Little Traverse Bay Bands of
Odawa Indians,
Sr Note (S)	10.250	02-15-14	CCC	1,000	400,000

Mashantucket Western Pequot Tribe,
Bond (S)	5.912	09-01-21	B+	275	57,602
Bond Ser A (S)	8.500	11-15-15	B+	2,000	430,000

Mohegan Tribal Gaming Authority,
Sr Sub Note	7.125	08-15-14	CCC+	1,000	610,000

MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	B	800	686,000
Gtd Sr Sub Note Ser B	9.000	06-01-12	CCC	350	164,500

Pinnacle Entertainment, Inc.,
Sr Sub Note	7.500	06-15-15	B+	1,000	830,000

Pokagon Gaming Authority,
Sr Note (S)	10.375	06-15-14	B+	474	438,450

Waterford Gaming, LLC,
Sr Note (S)	8.625	09-15-14	B	802	481,200

Coal & Consumable Fuels 0.91%					1,087,500

Drummond Co., Inc.,
Sr Note (S)	7.375	02-15-16	BB–	1,500	1,087,500

Commodity Chemicals 0.69%					825,000

Sterling Chemicals, Inc.,
Gtd Sr Sec Note	10.250	04-01-15	B–	1,000	825,000

Computer Hardware 0.32%					376,389

NCR Corp.,
Sr Note	7.125	06-15-09	BBB–	375	376,389

Construction & Farm Machinery & Heavy Trucks 0.29%					340,000

Manitowoc Co., Inc.,
Gtd Sr Note	7.125	11-01-13	BB	500	340,000

Consumer Finance 0.96%					1,147,307

HSBC Finance Capital Trust IX,
Note (5.911% to 11-30-15 then
variable)	5.911	11-30-35	BBB	700	322,000

SLM Corp.,
Sr Note Ser MTN	8.450	06-15-18	BBB–	1,355	825,307

See notes to financial statements

8	Investors Trust | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value (Z)

Diversified Banks 1.56%					$1,861,675

Barclays Bank PLC,
Bond (6.860% to 6-15-32 then
variable) (S)	6.860%	06-15-32	BBB+	$1,595	716,075

Chuo Mitsui Trust & Banking Co. Ltd.,
Jr Sub Note (5.506% to 4-15-15 then
variable) (S)	5.506	04-15-15	A2	905	470,600

Mizuho Financial Group, Ltd.,
Gtd Sub Bond	8.375	12-29-49	A1	750	675,000

Diversified Commercial & Professional Services 1.11%					1,325,000

ARAMARK Corp.,
Gtd Note	8.500	02-01-15	B	1,000	955,000

MSX International, Inc.,
Gtd Sr Sec Note (S)	12.500	04-01-12	B3	1,850	370,000

Diversified Financial Services 1.79%					2,135,455

NB Capital Trust IV,
Gtd Cap Security	8.250	04-15-27	BB–	1,130	696,005

Odebrecht Finance Ltd.,
Gtd Sr Note (S)	7.500	10-18-17	BB	725	674,250

Orascom Telecom Finance SCA,
Gtd Note (S)	7.875	02-08-14	CCC+	360	266,400

TAM Capital, Inc.,
Gtd Sr Note	7.375	04-25-17	B+	860	498,800

Diversified Metals & Mining 1.49%					1,774,146

Freeport-McMoRan Copper & Gold, Inc.,
Sr Note	8.375	04-01-17	BBB–	220	215,600
Sr Note	6.875	02-01-14	BBB–	500	495,000

Rio Tinto Finance (USA) Ltd.,
Gtd Note	7.125	07-15-28	BBB	710	591,946

Vedanta Resources PLC,
Sr Note (S)	6.625	02-22-10	BB	480	471,600

Electric Utilities 3.71%					4,418,594

Beaver Valley Funding,
Sec Lease Obligation Bond	9.000	06-01-17	BBB	828	813,733

BVPS II Funding Corp.,
Collateralized Lease Bond	8.890	06-01-17	BBB	680	677,541

CE Generation LLC,
Sr Sec Note	7.416	12-15-18	BB+	609	557,212

Duke Energy Carolinas LLC,
1st Ref Mtg	5.750	11-15-13	A	1,000	1,080,790

FPL Energy National Wind LLC,
Sr Sec Note (S)	5.608	03-10-24	BBB–	298	238,333

Indiantown Cogeneration LP,
1st Mtg Note Ser A–9	9.260	12-15-10	BB+	204	199,244

PNPP II Funding Corp.,
Debenture	9.120	05-30-16	BBB	376	392,819

Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB	465	458,922

Electrical Components & Equipment 1.21%					1,436,960

Freescale Semiconductor, Inc.,
Gtd Sr Note	8.875	12-15-14	CCC	2,000	680,000

Thomas & Betts Corp.,
Sr Note	7.250	06-01-13	BBB	745	756,960

See notes to financial statements

Semiannual report | Investors Trust	9

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value (Z)

Environmental & Facilities Services 0.44%					$522,000

Waste Services, Inc.,
Sr Sub Note	9.500%	04-15-14	B–	$600	522,000
Health Care Equipment 0.82%					980,924

Covidien International Finance SA,
Gtd Sr Note	5.450	10-15-12	A–	945	980,924

Health Care Facilities 0.86%					1,025,000

Hanger Orthopedic Group, Inc.,
Gtd Sr Note	10.250	06-01-14	CCC+	1,000	1,025,000

Household Products 0.39%					461,775

Yankee Acquisition Corp.,
Gtd Sr Sub Note	8.500	02-15-15	B–	655	461,775

Independent Power Producers & Energy Traders 1.09%					1,294,405

AES Eastern Energy LP,
Ser 1999-A	9.000	01-02-17	BB+	1,057	977,830

IPALCO Enterprises, Inc.,
Sr Sec Note	8.625	11-14-11	BB	315	316,575

Industrial Conglomerates 0.67%					791,753

Hutchison Whampoa International Ltd.,
Gtd Sr Note (S)	6.500	02-13-13	A–	750	791,753

Industrial Machinery 0.44%					529,178

Ingersoll-Rand Global Holding Co., Ltd.,
Gtd Note	6.000	08-15-13	BBB+	545	529,178

Integrated Oil & Gas 1.73%					2,061,941

ConocoPhillips,
Gtd Note	4.400	05-15-13	A	1,000	1,022,578

Petro-Canada,
Debenture	9.250	10-15-21	BBB	1,000	1,039,363

Integrated Telecommunication Services 5.18%					6,170,369

Axtel SAB de CV,
Sr Note (S)	7.625	02-01-17	BB–	810	603,450

Bellsouth Corp.,
Debenture	6.300	12-15-15	A	790	806,635

Cincinnati Bell, Inc.,
Gtd Sr Sub Note	8.375	01-15-14	B–	1,500	1,481,250

Citizens Communications Co.,
Sr Note	7.125	03-15-19	BB	530	466,400

Qwest Capital Funding, Inc.,
Gtd Note	7.000	08-03-09	B+	1,700	1,700,000

Verizon Wireless Capital LLC,
Sr Note (S)	7.375	11-15-13	A	1,000	1,112,634

Investment Banking & Brokerage 0.77%					919,400

Merrill Lynch & Co., Inc.,
MTN	6.150	04-25-13	A	1,000	919,400

IT Consulting & Other Services 0.60%					710,000

Unisys Corp.,
Sr Note	6.875	03-15-10	B	1,000	710,000

Leisure Facilities 0.37%					440,000

AMC Entertainment, Inc.,
Sr Sub Note	8.625	08-15-12	B–	440	440,000

See notes to financial statements

10	Investors Trust | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value (Z)

Life & Health Insurance 0.15%					$173,295

Symetra Financial Corp.,
Jr Sub Bond (8.300% to 10-1-17 then
variable) (S)	8.300%	10-15-37	BB+	$520	173,295

Marine 1.29%					1,537,500

Navios Maritime Holdings, Inc.,
Sr Note	9.500	12-15-14	B+	2,500	1,537,500

Metal & Glass Containers 1.19%					1,410,850

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B–	890	903,350

Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05-15-13	BB+	500	507,500

Movies & Entertainment 1.55%					1,841,021

News America Holdings, Inc.,
Gtd Note	7.750	01-20-24	BBB+	980	850,819
Gtd Note	7.600	10-11-15	BBB+	1,000	990,202

Multi-Line Insurance 1.25%					1,489,769

Liberty Mutual Group, Inc.,
Bond (S)	7.500	08-15-36	BBB–	515	324,303
Gtd Bond (S)	7.300	06-15-14	BBB–	750	615,466
Sr Note (10.75% to 6-15-38 then
variable) (S)	10.750	06-15-58	BB	1,000	550,000

Multi-Utilities 0.47%					562,911

CalEnergy Co., Inc.,
Sr Bond	8.480	09-15-28	BBB+	525	562,911

Oil & Gas Drilling 0.97%					1,158,918

Delek & Avner Yam Tethys Ltd.,
Sr Sec Note (S)	5.326	08-01-13	BBB–	197	196,418

Gazprom,
Loan Part Note (S)	9.625	03-01-13	BBB	1,000	962,500

Oil & Gas Equipment & Services 1.29%					1,532,469

Smith International, Inc.,
Sr Note	9.750	03-15-19	BBB+	1,450	1,532,469

Oil & Gas Exploration & Production 0.98%					1,162,176

Atlas Pipeline Partners LP,
Gtd Sr Note	8.125	12-15-15	CCC+	140	84,700

Devon Energy Corp.,
Sr Note	5.625	01-15-14	BBB+	1,035	1,077,476

Oil & Gas Storage & Transportation 1.33%					1,578,157

Copano Energy LLC,
Gtd Sr Note	8.125	03-01-16	B+	250	227,500

Markwest Energy Partners LP,
Gtd Sr Note Ser B	8.500	07-15-16	B+	500	417,500
Sr Note	8.750	04-15-18	B+	500	415,000

NGPL PipeCo LLC,
Sr Note (S)	7.119	12-15-17	BBB–	525	518,157

Packaged Foods & Meats 0.93%					1,111,750

ASG Consolidated LLC/ASG
Finance, Inc.,
Sr Disc Note	11.500	11-01-11	B+	1,180	1,008,900

Dole Food Company, Inc.,
Gtd Note	8.875	03-15-11	B–	110	102,850

See notes to financial statements

Semiannual report | Investors Trust	11

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value (Z)

Paper Packaging 3.42%					$4,067,625

Graphic Packaging International, Inc.,
Gtd Sr Note	8.500%	08-15-11	B–	$1,000	977,500
Gtd Sr Sub Note	9.500	08-15-13	B–	2,500	2,256,250

Smurfit-Stone Container Corp.,
Sr Note (H)	8.375	07-01-12	D	2,000	420,000
Sr Note (H)	8.000	03-15-17	D	1,925	413,875

Publishing 0.78%					929,760

Dex Media West LLC,
Sr Sub Note	9.875	08-15-13	C	1,891	538,935

Idearc, Inc.,
Gtd Sr Note (H)	8.000	11-15-16	D	2,000	32,500

Quebecor Media, Inc.,
Sr Note	7.750	03-15-16	B	95	79,325

Videotron Ltd.,
Sr Note	6.375	12-15-15	BB–	300	279,000

Railroads 0.84%					1,000,679

CSX Corp.,
Sr Note	6.300	03-15-12	BBB–	1,000	1,000,679

Real Estate Management & Development 0.20%					235,000

Ventas Realty LP/Capital Corp.,
Sr Note	6.625	10-15-14	BBB–	250	235,000

Specialized Finance 2.39%					2,848,706

Astoria Depositor Corp.,
Ser B (S)	8.144	05-01-21	BB	750	562,500

Bosphorous Financial Services,
Sec Floating Rate Note (P)(S)	3.034	02-15-12	Baa2	375	324,012

CCM Merger, Inc.,
Note (S)	8.000	08-01-13	CCC	2,500	1,112,500

CIT Group, Inc.,
Sr Note	5.000	02-13-14	BBB–	360	201,611

ESI Tractebel Acquisition Corp.,
Gtd Sec Bond Ser B	7.990	12-30-11	BB	646	630,633

HRP Myrtle Beach Operations, LLC,
Sr Note (G)(H)(P)(S)	Zero	04-01-12	D	1,745	17,450

Specialized REIT’s 0.60%					719,804

Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB–	345	271,457

Healthcare Realty Trust, Inc.,
Sr Note	8.125	05-01-11	BBB–	165	158,543

Plum Creek Timberlands LP,
Gtd Note	5.875	11-15-15	BBB–	345	289,804

Specialty Chemicals 0.92%					1,090,925

American Pacific Corp.,
Gtd Sr Note	9.000	02-01-15	B+	565	491,550

Momentive Performance,
Gtd Sr Note	9.750	12-01-14	CCC	1,750	599,375

Specialty Stores 0.46%					548,685

Staples, Inc.,
Sr Note	9.750	01-15-14	BBB	500	548,685

See notes to financial statements

12	Investors Trust | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value (Z)

Steel 1.49%					$1,768,596

Allegheny Technologies, Inc.,
Sr Note	8.375%	12-15-11	BBB–	$545	558,596

Ryerson, Inc.,
Sr Sec Note	12.000	11-01-15	B	2,000	1,210,000

Tires & Rubber 0.20%					233,975

Goodyear Tire & Rubber Co.,
Sr Sec Note	8.625	12-01-11	B+	245	233,975

Wireless Telecommunication Services 3.59%					4,269,525

CC Holdings GS V LLC/Crown Castle GS
III Corp.,
Sr Note (S)	7.750	05-01-17	BB	410	414,100

Centennial Communications Corp.,
Sr Note	10.000	01-01-13	CCC+	500	530,000

Nextel Communications, Inc.,
Gtd Note	7.375	08-01-15	BB	850	606,688

Sprint Capital Corp.,
Gtd Sr Note	8.375	03-15-12	BB	1,970	1,888,737
Gtd Sr Note	6.900	05-01-19	BB	1,000	830,000

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value (Z)

Convertible bonds 0.10%					$114,456
(Cost $120,681)

Cable & Satellite 0.10%					114,456

Charter Communications, Inc.,
Bond (H)	6.500%	10-01-27	D	$1,140	114,456

		Credit
Issuer, description		rating (A)		Shares	Value (Z)

Preferred stocks 0.62%					$739,600

(Cost $1,002,026)

Real Estate Investment Trusts 0.62%					739,600

Public Storage, Inc., 6.500%, Depositary
Shares, Ser W		BBB		40,000	739,600

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value (Z)

U.S. Government & agency securities 64.31%					$76,551,921
(Cost $74,935,864)

U.S. Government Agency 64.31%					76,551,921

Federal Home Loan Mortgage Corp.,
30 Yr Pass Thru Ctf	11.250%	01-01-16	AAA	$10	11,334
30 Yr Pass Thru Ctf	4.500	03-01-39	AAA	21,000	21,365,865

Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.000	09-01-10	AAA	5	5,263
15 Yr Pass Thru Ctf	7.000	10-01-12	AAA	6	6,301
15 Yr Pass Thru Ctf	7.000	04-01-17	AAA	22	23,515
15 Yr Pass Thru Ctf	6.000	05-01-21	AAA	1,967	2,070,996
30 Yr Pass Thru Ctf	5.500	01-01-37	AAA	17,690	18,352,163
30 Yr Pass Thru Ctf	5.500	12-01-37	AAA	1,457	1,511,804
30 Yr Pass Thru Ctf (E)	5.500	07-01-38	AAA	7,441	7,719,038
30 Yr Pass Thru Ctf	5.500	10-01-38	AAA	8,957	9,292,508

See notes to financial statements

Semiannual report | Investors Trust	13

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value (Z)

U.S. Government Agency (continued)

Federal National Mortgage Assn.,
30 Yr Pass Thru Ctf	4.500%	03-01-38	AAA	$1,959	$1,995,621
30 Yr Pass Thru Ctf	4.500	09-01-38	AAA	2,996	3,051,983
Note	6.000	05-30-25	AAA	1,652	1,652,800
TBA (C)	4.500	12-01-99	AAA	4,000	4,070,000

Government National Mortgage Assn.,
30 Yr Pass Thru Ctf	10.000	11-15-20	AAA	6	6,992
30 Yr Pass Thru Ctf	9.500	01-15-21	AAA	4	4,370
30 Yr Pass Thru Ctf	9.500	02-15-25	AAA	12	13,658
30 Yr Pass Thru Ctf	4.500	04-15-39	AAA	4,895	5,002,460

SBA CMBS Trust,
Sub Bond Ser 2005-1A Class D (S)	6.219	11-15-35	Baa2	225	209,250
Sub Bond Ser 2005-1A Class E (S)	6.706	11-15-35	Baa3	200	186,000

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value (Z)

Collateralized mortgage obligations 11.71%					$13,942,135
(Cost $23,514,994)

Collateralized Mortgage Obligations 11.71%					13,942,135

American Home Mortgage Assets,
Ser 2006-6 Class XP IO	2.750%	12-25-46	BBB	$12,579	314,478

American Home Mortgage
Investment Trust,
Ser 2007-1 Class GIOP IO	2.078	05-25-47	AAA	7,719	347,375

Banc of America Funding Corp.,
Ser 2006-B Class 6A1 (P)	5.892	03-20-36	B	851	496,243
Ser 2006-D Class 6B2 (P)	5.889	05-20-36	CCC	1,758	102,535

Bear Stearns Alt-A Trust,
Ser 2005-3 Class B2 (P)	5.249	04-25-35	AA+	405	66,882
Ser 2006-4 Class 3B1 (P)	6.221	07-25-36	CCC	2,461	87,844

Citigroup Mortgage Loan Trust, Inc.,
Ser 2005-5 Class 2A3	5.000	08-25-35	AAA	388	323,577

ContiMortgage Home Equity Loan Trust,
Ser 1995-2 Class A–5	8.100	08-15-25	CCC	56	48,661

Countrywide Alternative Loan Trust,
Ser 2005-59 Class 2X IO	3.629	11-20-35	AA	7,132	203,932
Ser 2006-0A12 Class X IO	4.122	09-20-46	AAA	56,997	1,852,406
Ser 2006-11CB Class 3A1	6.500	05-25-36	Caa2	2,627	1,424,741

Crown Castle Towers LLC,
Ser 2006-1A Class G (S)	6.795	11-15-36	Ba2	1,000	879,978
Sub Bond Ser 2005-1A Class D (S)	5.612	06-15-35	Baa2	655	612,425

DB Master Finance LLC,
Ser 2006-1 Class M1 (S)	8.285	06-20-31	BB	1,000	633,490

DSLA Mortgage Loan Trust,
Ser 2005-AR5 Class X2 IO	0.151	08-19-45	AAA	21,768	380,939

First Horizon Alternative
Mortgage Securities,
Ser 2004-AA5 Class B1 (P)	5.212	12-25-34	AA	256	27,242
Ser 2006-AA2 Class B1 (P)	5.961	05-25-36	C	249	11,018

Global Signal Trust,
Ser 2004-2A Class D (S)	5.093	12-15-14	Baa2	385	379,225
Ser 2006-1 Class E (S)	6.495	02-15-36	Baa3	370	331,193

Global Tower Partners Acquisition
Partners LLC,
Sub Bond Ser 2007-1A–G (S)	7.874	05-15-37	B2	360	266,161

See notes to financial statements

14	Investors Trust | Semiannual report

F I N A N C I A L   S T A T E M E N T S

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value (Z)

Collateralized Mortgage Obligations (continued)

GSR Mortgage Loan Trust,
Ser 2004-9 Class B1 (P)	4.586%	08-25-34	AA	$785	$235,228
Ser 2006-4F Class 6A1	6.500	05-25-36	BB	3,388	2,233,803

Harborview Mortgage Loan Trust,
Ser 2005-8 Class 1X IO	3.104	09-19-35	AAA	6,584	65,838
Ser 2007-3 Class ES IO	0.350	05-19-47	AAA	14,292	66,993
Ser 2007-4 Class ES IO	0.350	07-19-47	AAA	14,628	73,140
Ser 2007-6 Class ES IO (G)(S)	0.342	08-19-37	BB	10,397	48,738

Harborview NIM Corp.,
Ser 2006-9A Class N2 (S)	8.350	11-19-36	AAA	311	—

Indymac Index Mortgage Loan Trust,
Ser 2004-AR13 Class B1	5.296	01-25-35	B	321	65,103
Ser 2005-AR18 Class 1X IO	3.553	10-25-36	AAA	13,481	202,215
Ser 2005-AR18 Class 2X IO	3.256	10-25-36	AAA	13,448	160,029
Ser 2005-AR5 Class B1 (P)	4.573	05-25-35	AA	426	36,478

Luminent Mortgage Trust,
Ser 2006-1 Class X IO	3.739	04-25-36	AAA	20,450	332,307

Merrill Lynch Mortgage Investors Trust,
Ser 2006-AF1 Class MF1 (P)	6.185	08-25-36	CCC	1,213	204,676

Provident Funding Mortgage Loan Trust,
Ser 2005-1 Class B1 (P)	4.425	05-25-35	AA	378	64,002

Washington Mutual, Inc.,
Ser 2005-6 Class 1CB	6.500	08-25-35	AAA	395	240,972
Ser 2005-AR4 Class B1 (P)	4.668	04-25-35	AA	1,452	272,001
Ser 2007-0A4 Class XPPP IO	1.039	04-25-47	Ca	17,505	98,464
Ser 2007-0A5 Class 1XPP IO	1.116	06-25-47	Caa3	41,248	309,360
Ser 2007-0A5 Class 2XPP IO	1.421	06-25-47	Caa3	49,188	292,055
Ser 2007-0A6 Class 1XPP IO	1.059	07-25-47	Caa3	24,062	150,388

Asset backed securities 0.35%					$411,974
(Cost $1,408,151)
Assed Backed Securities 0.35%					411,974

Dominos Pizza Master Issuer LLC,
Ser 2007-1 Class M1 (S)	7.629%	04-25-37	BB	$1,000	300,000

TXU Corp.,
Sec Bond	7.460	01-01-15	CCC	370	111,974

Short-term investments 3.19%					$3,800,000

(Cost $3,800,000)
U.S. Government Agency 3.19%					3,800,000

Federal Home Loan Bank,
Discount Note (G)	Zero	05-01-09	AAA	$3,800	3,800,000

Total investments (Cost $217,641,655)† 148.61%					$176,896,692

Liabilities in excess of other assets (48.61%)					($57,862,270)

Total net assets 100.00%					$119,034,422

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common shareholders.

Gtd Guaranteed

IO Interest only (carries notional principal amount)

See notes to financial statements

Semiannual report | Investors Trust	15

F I N A N C I A L   S T A T E M E N T S

Notes to Schedule of Investments (continued)

MTN Medium-Term Note

REIT Real Estate Investment Trust

SBA Small Business Administration

TBA To Be Announced

(A) Credit ratings are unaudited and are rated by Moody’s Investors Service where Standard & Poor’s ratings are not available unless indicated otherwise.

(C) Purchased on a forward commitment.

(E) All or a portion of this security has been segregated as collateral for the security with forward commitments.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $24,373,446 or 20.48% of the net assets of the Fund as of April 30, 2009.

(Z) All or a portion of these securities are segregated as collateral for the Revolving Credit Agreement (see Note 9).

† At April 30, 2009, the aggregate cost of investment securities for federal income tax purposes was $218,128,261. Net unrealized depreciation aggregated $41,231,569, of which $5,751,876 related to appreciated investment securities and $46,983,445 related to depreciated investment securities.

See notes to financial statements

16	Investors Trust | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-09 (unaudited)

This Statement of Assets and Liabilities is the Fund’s balance sheet. It shows the value of what the Fund owns, is due and owes. You’ll also find the net asset value per share.

Assets

Investments, at value (Cost $217,641,655)	$176,896,692
Cash	583,824
Receivable for investments sold	177,975
Interest receivable	3,961,438
Prepaid RCA administration fees (Note 9)	1,237
Receivable from affiliates	33,721

Total assets	181,654,887

Liabilities

Payable for investments purchased	852,766
Payable for delayed delivery securities purchased	4,088,594
Revolving credit agreement payable (Note 9)	56,000,000
Unrealized depreciation of swap contracts (Note 3)	1,431,706
Interest payable (Note 9)	61,523
Payable to affiliates
Accounting and legal services fees	2,961
Transfer agent fees	17,582
Management fees	68,717
Other liabilities and accrued expenses	96,616

Total liabilities	62,620,465

Net assets

Capital paid-in	$172,852,087
Undistributed net investment income	1,549,343
Accumulated net realized loss on investments and swap contracts	(13,190,339)
Net unrealized depreciation on investments and swap contracts	(42,176,669)

Net assets	$119,034,422

Net asset value per share

Based on 8,397,162 shares of beneficial interest outstanding — Unlimited
number of shares authorized with no par value	$14.18

See notes to financial statements

Semiannual report | Investors Trust	17

F I N A N C I A L   S T A T E M E N T S

Statement of operations For the period ended 4-30-09 (unaudited)1

This Statement of Operations summarizes the Fund’s investment income earned and expenses incurred in operating the Fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$8,785,402
Dividends	32,500

Total investment income	8,817,902

Expenses

Investment management fees (Note 6)	520,250
Accounting and legal services fees (Note 6)	12,291
Interest expense fee (Note 9)	601,528
Transfer agent fees	55,704
Printing fees	22,571
Professional fees	120,159
Custodian fees	19,715
Registration and filing fees	28,429
Trustees’ fees	15,406
Miscellaneous	28,735

Total expenses	1,424,788

Net investment income	7,393,114

Realized and unrealized gain (loss)

Net realized loss on
Investments	(3,017,227)
Swap contracts	(319,100)
(3,336,327)
Change in net unrealized appreciation (depreciation) of
Investments	581,588
Swap contracts	(344,282)
237,306
Net realized and unrealized loss	(3,099,021)

Increase in net assets from operations	$4,294,093

1 Semiannual period from 11-1-08 to 4-30-09.

See notes to financial statements

18	Investors Trust | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Statements of changes in net assets

These Statements of Changes in Net Assets show how the value of the Fund’s net assets has changed during the last three periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of Fund share transactions.

	Period	Period	Year
	ended	ended	ended
	4-30-09[1]	10-31-08[2]	12-31-07

Increase (decrease) in net assets
From operations
Net investment income	$7,393,114	$12,434,003	$15,610,261
Net realized loss	(3,336,327)	(1,209,126)	(348,592)
Change in net unrealized appreciation
(depreciation)	237,306	(38,842,654)	(5,454,174)
Distributions to APS	—	(1,560,994)	(4,563,400)

Increase (decrease) in net assets
resulting from operations	4,294,093	(29,178,771)	5,244,095
Distributions to shareholders
From net investment income	(7,007,039)	(10,021,162)	(10,845,270)

From Fund share transactions (Note 7)	536,937	769,272	868,266

Total decrease	(2,176,009)	(38,430,661)	(4,732,909)

Net assets

Beginning of period	121,210,431	159,641,092	164,374,001
End of period	$119,034,422	$121,210,431	$159,641,092
Undistributed net investment income	$1,549,343	$1,163,268	$454,510

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008, the Fund changed its fiscal year end from December 31 to October 31.

See notes to financial statements

Semiannual report | Investors Trust	19

F I N A N C I A L   S T A T E M E N T S

Statement of cash flows 4-30-09 (unaudited)

This statement of cash flows shows cash flow from operating and financing activities for the period stated.

For the
period ended
4-30-09

Cash flows from operating activities

Net increase in net assets from operations	$4,294,093
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Investments purchased	(92,591,938)
Investments sold	90,730,157
Increase in short term investments	(3,800,000)
Net amortization of premium (discount)	3,059,083
Decrease in dividends and interest receivable	(380,036)
Increase in receivable from affiliates	(18,514)
Increase in payable for investments purchased	4,941,360
Decrease in receivable for investments sold	108,981
Decrease in prepaid arrangement fees	15,989
Increase in unrealized depreciation of swap contracts	344,282
Decrease in payable to affiliates	(19,541)
Decrease in interest payable	(134,833)
Decrease in accrued expenses	(37,956)
Net change in unrealized (appreciation) depreciation on investments	(581,588)
Net realized (gain) loss on investments	3,017,227

Net cash provided by operating activities	$8,946,766

Cash flows from financing activities
Repayments of revolving credit agreement payable	(2,000,000)
Cash distributions to common shareholders net of reinvestments	(6,470,102)

Net cash used in financing activities	($8,470,102)

Net increase in cash	$476,664

Cash at beginning of period	$107,160

Cash at end of period	$583,824

Supplemental disclosure of cash flow information

Cash paid for interest	$343,649

Noncash financing activities not included herein consist of
reinvestment of distributions	536,937

See notes to financial statements

20	Investors Trust | Semiannual report

F I N A N C I A L   S T A T E M E N T S

Financial highlights

The Financial Highlights show how the Fund’s net asset value for a share has changed since the end of the previous period.

COMMON SHARES
Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05	12-31-04	12-31-03

Per share operating performance

Net asset value, beginning
of period	$14.51	$19.21	$19.90	$20.04	$21.22	$21.55	$21.21
Net investment income[3]	0.88	1.49	1.89	1.74	1.70	1.71	1.37
Net realized and unrealized
gain (loss) on investments	(0.37)	(4.80)	(0.72)	(0.07)	(1.07)	(0.21)	1.14
Distribution to APS[4]	—	(0.19)	(0.55)	(0.50)	(0.34)	(0.16)	(0.02)
Total from investment
operations	0.51	(3.50)	0.62	1.17	0.29	1.34	2.49
Less distributions
to common shareholders
From net investment income	(0.84)	(1.20)	(1.31)	(1.31)	(1.47)	(1.67)	(1.42)
From net realized gain	—	—	—	—	—	—	(0.60)
Total distributions	(0.84)	(1.20)	(1.31)	(1.31)	(1.47)	(1.67)	(2.02)
Capital charges
Offering costs
and underwriting
discounts related to APS	—	—	—	—	—	—	(0.13)
Net asset value, end
of period	$14.18	$14.51	$19.21	$19.90	$20.04	$21.22	$21.55
Per share market value,
end of period	$13.80	$13.46	$17.01	$19.04	$17.70	$22.46	$19.98
Total return at net asset
value (%)[5]	4.04[6]	(18.78)[6]	3.73	6.54	1.78[7]	6.52[7]	12.09[7]
Total return at market
value (%)[5]	9.15[6]	(14.91)[6]	(4.00)	15.41	(15.06)	21.60	15.29

Ratios and supplemental data

Net assets applicable
to common shares, end
of period (in millions)	$119	$121	$160	$164	$165	$173	$175
Ratios (as a percentage
of average net assets):
Expenses (excluding
interest expense)	1.44[8]	1.42[8]	1.16[9]	1.17[9]	1.17[9]	1.16[9]	0.88[9]
Interest expense (Note 9)	1.07[8]	0.83[8]	—	—	—	—	—
Expenses (including
interest expense)	2.51[8]	2.25[8]	1.16[9]	1.17[9]	1.17[9]	1.16[9]	0.88[9]
Net investment income	13.01[8]	9.93[8]	9.55[10]	8.80[10]	8.25[10]	8.03[10]	6.25[10]
Portfolio turnover (%)	34	37	46	63	144	128	245

See notes to financial statements

Semiannual report | Investors Trust	21

F I N A N C I A L   S T A T E M E N T S

Financial highlights (continued)

Period ended	4-30-09[1]	10-31-08[2]	12-31-07	12-31-06	12-31-05	12-31-04	12-31-03

Senior securities

Total value of APS outstanding
(in millions)	—	—	$43	$43	$43	$43	$43
Involuntary liquidation
preference per unit (in
thousands)	—	—	$25	$25	$25	$25	$25
Average market value per unit
(in thousands)	—	—	$25	$25	$25	$25	$25
Asset coverage per unit[11]	—	—[12]	$71,364	$72,917	$72,072	$74,713	$74,836
Total debt outstanding end
of period (in millions) (Note 9)	$56	$58	—	—	—	—	—
Asset coverage per $1,000
of APS[13]	—	—	$2,856	$2,910	$2,913	$3,013	$3,022
Asset coverage per $1,000
of debt[14]	$3,126	$3,090	—	—	—	—	—

1 Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2 For the ten month period ended October 31, 2008, the Fund changed its fiscal year end from December 31 to October 31.

3 Based on the average of the shares outstanding.

4 APS were issued on 11-4-03.

5 Total return based on net asset value reflects changes in the Fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund’s shares traded during the period.

6 Not annualized.

7 Unaudited.

8 Annualized.

9 Ratios calculated on the basis of expenses relative to the average net assets of common shares. Without the exclusion of preferred shares, the ratios of expenses would have been 0.82%, 0.77%, 0.77%, 0.77% and 0.76% for the periods ended 12-31-03, 12-31-04, 12-31-05, 12-31-06 and 12-31-07, respectively.

10 Ratios calculated on the basis of net investment income relative to the average net assets of common shares. Without the exclusion of preferred shares, the ratios of net investment income would have been 5.81%, 5.36%, 5.47%, 5.77% and 6.26% for the years ended 12-31-03, 12-31-04, 12-31-05, 12-31-06 and 12-31-07, respectively.

11 Calculated by subtracting the Fund’s total liabilities from the Fund’s total assets and dividing that amount by the number of APS outstanding, as of the applicable 1940 Act Evaluation Date, which may differ from the financial reporting date.

12 In May 2008, the Fund entered into a Revolving Credit Agreement with a third-party commercial bank in order to refinance the APS. The redemption of all APS was completed on June 12, 2008.

13 Asset coverage equals the total net assets plus APS divided by the APS of the Fund outstanding at period end (Note 8).

14 Asset coverage equals the total net assets plus borrowings divided by the borrowing of the Fund outstanding at period end (Note 8).

See notes to financial statements

22	Investors Trust | Semiannual report

Notes to financial statements (unaudited)

Note 1
 Organization

John Hancock Investors Trust (the Fund) is a closed-end diversified investment management company registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Note 2
Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security valuation

Investments are stated at value as of the close of the regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Equity securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated price if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade. Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Equity and debt obligations, for which there are no prices available from an independent pricing service, are valued based on broker quotes or fair valued as described below. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value.

Other portfolio securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic and market conditions, interest rates, investor perceptions and market liquidity.

The Fund adopted Statement of Financial Accounting Standards No. 157 (FAS 157), Fair Value Measurements, effective with the beginning of the Fund’s fiscal year. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar

Semiannual report | Investors Trust	23

securities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable, such as when there is little or no market activity for an investment, unobservable inputs may be used. Unobservable inputs reflect the

Fund’s own assumptions about the factors that market participants would use in pricing an investment and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s net assets as of April 30, 2009:

	INVESTMENTS IN	OTHER FINANCIAL
VALUATION INPUTS	SECURITIES	INSTRUMENTS*

Level 1 — Quoted Prices	$739,600	—

Level 2 — Other Significant Observable Inputs	170,395,935	($1,431,706)

Level 3 — Significant Unobservable Inputs	5,761,157	—

Total	$176,896,692	($1,431,706)

*Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, options and swap contracts, which are stated at value based upon futures’ settlement prices, foreign currency exchange forward rates, option prices and swap prices.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	INVESTMENTS IN	OTHER FINANCIAL
	SECURITIES	INSTRUMENTS

Balance as of October 31, 2008	$8,643,566	—

Accrued discounts/premiums	(314,357)	—

Realized gain (loss)	(28,501)	—

Change in unrealized appreciation (depreciation)	161,838	—

Net purchases (sales)	(2,692,087)	—

Transfers in and/or out of Level 3	(9,302)	—

Balance as of April 30, 2009	$5,761,157	—

Security transactions and related investment income

Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Discounts/premiums are accreted/amortized for financial reporting purposes. Non-cash dividends are recorded at the fair market value of the securities received. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful.

The Fund uses identified cost method for determining realized gain or loss on investments for both financial statement and federal income tax reporting purposes.

Overdrafts

Pursuant to the custodian agreement, State Street Corporation (the Custodian) may, in its discretion, advance funds to the Fund to make properly authorized payments. When such payments result in an overdraft, the Fund is obligated to repay the Custodian for any overdraft together with interest due thereon. With respect to the amount of any overdrafts, the Custodian has a lien, security interest or security entitlement in any Fund property, to the maximum extent permitted by law.

24	Investors Trust | Semiannual report

Expenses

The majority of expenses are directly identifiable to an individual fund. Fund expenses that are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration, among other things, the nature and type of expense and the relative size of the funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Stripped securities

Stripped mortgage backed securities are financial instruments that derive their value from other instruments so that one class receives all of the principal from the underlying mortgage assets PO (principal only), while the other class receives the interest cash flows IO (interest only). Both the PO and IO investments represents an interest in the cash flows of an underlying stripped mortgaged backed security. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in an interest only security. The market value of these securities can be extremely volatile in response to changes in interest rates. Credit risk reflects the risk that the Funds may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligation.

When-issued/delayed delivery securities

The Fund may purchase or sell debt securities on a when-issued or delayed-delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed-delivery purchases are outstanding, the Fund will designate liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed-delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed-delivery basis, the Fund does not participate in future gains and losses with respect to the security. The Fund may receive compensation for interest forgone in the purchase of delayed-delivery securities. The market values of the securities purchased on a forward-delivery basis are identified in the Portfolio of Investments.

In a “To Be Announced” (TBA) transaction, the Fund commits to purchasing or selling securities for which all specific information is not yet known at the time of the trade, particularly the face amount and maturity date of the underlying security transactions. Securities purchased on a TBA basis are not settled until they are delivered to the Fund, normally 15 to 45 days later.

Statement of cash flows

The cash amount shown in the Statement of cash flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

Federal income taxes

The Fund qualifies as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

For federal income tax purposes, the Fund has $9,358,040 of a capital loss carryforward available, to the extent provided by regulations, to offset future net realized capital gains. To the extent that such carryforward is used by the Fund, they will reduce the amount of capital gain distributions to be paid. The loss carryforwards expire as follows: October 31, 2012 — $1,668,465, October 31, 2013 —$2,866,857, October 31, 2014 — $2,605,424, October 31, 2015 — $1,304,634 and October 31, 2016 — $912,660.

As of April 30, 2009, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period

Semiannual report | Investors Trust	25

ended October 31, 2008 remains subject to examination by the Internal Revenue Service.

Distribution of income and gains

The Fund records distributions to shareholders from net investment income and net realized gains, if any, on the ex-dividend date. The Fund declares dividends and distributions income quarterly. Capital gains distributions, if any, are distributed annually. During the year ended December 31, 2007, the tax character of distributions paid was as follows: ordinary income $15,408,670. During the period ended October 31, 2008, the tax character of distributions paid was as follows: ordinary income $11,582,156. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and are in the same amount, except for the effect of expenses that may be applied differently to each class.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

New accounting pronouncement

In March 2008, FASB No. 161 (FAS 161), Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (FAS 133), was issued and is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 amends and expands the disclosure requirements of FAS 133 in order to provide financial statement users an understanding of a company’s use of derivative instruments, how derivative instruments are accounted for under FAS 133 and related interpretations and how these instruments affect a company’s financial position, performance, and cash flows. FAS 161 requires companies to disclose information detailing the objectives and strategies for using derivative instruments, the level of derivative activity entered into by the company, and any credit risk-related contingent features of the agreements. As of April 30, 2009, management does not believe that the adoption of FAS 161 will have a material impact on the amounts reported in the financial statements.

Note 3
Financial Instruments

Swap contracts

The Fund may enter into interest rate, credit default, cross-currency, and other forms of swap transactions to manage its exposure to credit, currency and interest rate risks or to enhance the Fund’s income. Swap agreements are privately negotiated agreements between the Fund and a counterparty to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Swaps are marked to market daily based upon values from third party vendors or quotations from market makers to the extent available and the change in value, if any, is recorded as an unrealized appreciation/depreciation of swap contracts on the Statements of Assets and Liabilities. In the event that market quotations are not readily available or deemed reliable, certain swap agreements may be valued at fair value as determined in good faith by the Fund’s Pricing Committee in accordance with procedures adopted by the Board of Trustees.

Entering into swap agreements involves, to varying degrees, elements of credit, market and documentation risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements and that there may be unfavorable changes in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

The Fund is a party to International Swap Dealers Association, Inc., Master Agreements (ISDA Master Agreements) with select counter-parties that govern over-the-counter derivative transactions, which may include foreign exchange derivative transactions, entered into

26	Investors Trust | Semiannual report

by the Fund and those counterparties. The ISDA Master Agreements typically include standard representations and warranties, events of default, termination events and other standard provisions. A Credit Support Annex that accompanies a Schedule (Schedule) to ISDA Master Agreements includes provisions outlining the general obligations of the Fund and counterparties relating to collateral. Termination events may include a decline in the Fund’s net asset value below a certain point over a certain period of time that is specified in the Schedule to the ISDA Master Agreement; such an event may entitle counterparties to elect to terminate early and calculate damages based on that termination with respect to some or all outstanding transactions under the applicable damage calculation provisions of the ISDA Master Agreement. An election by one or more coun-terparties to terminate ISDA Master Agreements could have a material impact on the financial statements of the Fund.

Interest rate swap agreements

Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis.

The Fund had the following interest rate swap contract open on April 30, 2009:

NOTIONAL	FIXED PAYMENTS	VARIABLE PAYMENTS	TERMINATION		UNREALIZED
AMOUNT	MADE BY FUND	RECEIVED BY FUND	DATE	COUNTERPARTY	DEPRECIATION

$28,000,000	4.6875%	3-month LIBOR (a)	Sep 2010	Bank of America	($1,431,706)

(a)	At April 30, 2009, the 3-month LIBOR rate was 1.0163%

Note 4
Risk and uncertainties

Derivatives and counterparty risk

The use of derivative instruments may involve risks different from, or potentially greater than, the risks associated with investing directly in securities. Specifically, derivative instruments expose the Fund to the risk that the counterparty to an over-the-counter (OTC) derivatives contract will be unable or unwilling to make timely settlement payments or otherwise to honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that the counterparty will meet its contractual obligations or that, in the event of default, the Fund will succeed in enforcing them.

Fixed income risk

Fixed income securities are subject to credit and interest rate risk and involve some risk of default in connection with principal and interest payments.

Leverage utilization risk

The Fund utilizes leverage to increase assets available for investment. See Note 8 for risks associated with the utilization of leverage.

Mortgage security risk

The Fund may invest a portion of its assets in issuers and/or securities of issuers that hold mortgage securities, including subprime mortgage securities. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market’s perception of the issuers and changes in interest rates. Decreases in interest rates may cause prepayments on underlying mortgages to an IO security to accelerate resulting in a lower than anticipated yield and increases the risk of loss on the IO investment.

Note 5
Guarantees and indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund

Semiannual report | Investors Trust	27

enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Note 6
Management fee and transactions with affiliates and others

The Fund has an investment management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC). Under the investment management contract, the Fund pays a quarterly management fee to the Adviser, equivalent on an annual basis, to the sum of (a) 0.650% of the first $150,000,000 of the Fund’s average weekly net asset value and the value attributable to the revolving credit agreement (collectively, managed assets), (b) 0.375% of the next $50,000,000, (c) 0.350% of the next $100,000,000 and (d) 0.300% of the Fund’s average weekly managed assets in excess of $300,000,000. The effective management fee rate is 0.62% of the Fund’s average managed assets for the period ended April 30, 2009. The Adviser has a subadvisory agreement with MFC Global Investment Management (U.S.), LLC, an indirectly owned subsidiary of MFC and an affiliate of the Adviser. The Fund is not responsible for payment of subadvisory fees.

Pursuant to the Advisory Agreement, the Fund reimburses the Adviser for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services of the Fund, including the preparation of all tax returns, annual, semiannual and periodic reports to shareholders and the preparation of all regulatory reports. These expenses are allocated based on the relative share of net assets of each class at the time the expense was incurred.

The accounting and legal services fees incurred for the period ended April 30, 2009, were equivalent to an annual effective rate of less than 0.02% of the Fund’s average daily net assets.

Mr. James R. Boyle is Chairman of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. Mr. John G. Vrysen is a Board member of the Adviser, as well as affiliated Trustee of the Fund, and is compensated by the Adviser and/or its affiliates. The compensation of unaffiliated Trustees is borne by the Fund. The unaffiliated Trustees may elect to defer, for tax purposes, their receipt of this compensation under the John Hancock Group of Funds Deferred Compensation Plan. The Fund makes investments into other John Hancock funds, as applicable, to cover its liability for the deferred compensation. Investments to cover the Fund’s deferred compensation liability are recorded on the Fund’s books as an other asset. The deferred compensation liability and the related other asset are always equal and are marked to market on a periodic basis to reflect any income earned by the investments, as well as any unrealized gains or losses. The Deferred Compensation Plan investments had no impact on the operations of the Fund.

The Fund is listed for trading on the NYSE and has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE’s listing standards. The Fund also files with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by Section 302 of the Sarbanes-Oxley Act.

28	Investors Trust | Semiannual report

Note 7
Fund share transactions

Common shares

The Fund is authorized to issue an unlimited number of common shares with no par value. Transactions in common shares for the periods ended April 30, 2009 and October 31, 2008, and the year ended December 31, 2007, are as follows:

	Period ended	4-30-09[1]	Period ended	10-31-08[2]	Year ended	12-31-07
	Shares	Amount		Shares Amount	Shares	Amount
Distributions
reinvested	40,806	$536,937	46,944	$769,272	48,128	$868,266

1Semiannual period from 11-1-08 to 4-30-09. Unaudited.

2For the ten month period ended October 31, 2008, the Fund changed its fiscal year end from December 31 to October 31.

Note 8
Leverage

The Fund utilizes a Revolving Credit Agreement (RCA) to increase its assets available for investment. In prior fiscal periods, the Fund used Auctioned Preferred Shares (APS) for leverage. When the Fund leverages its assets, common shareholders pay all fees associated with and have the potential to benefit from leverage. Consequently, the Fund and the Adviser may have differing interests in determining whether to leverage the Fund’s assets. Leverage creates risks which may adversely affect the return for the holders of common shares, including:

• the likelihood of greater volatility of net asset value and market price of common shares

• fluctuations in the interest rate paid for the use of the credit RCA

• increased operating costs, which may reduce the Fund’s total return to the holders of common shares

• the potential for a decline in the value of an investment acquired through leverage, while the Fund’s obligations under such leverage remains fixed

• the fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the Fund’s return will be greater than if leverage had not been used, conversely, return would be lower if the cost of the leverage exceeds the income or capital appreciation derived.

The Fund issued 3,560 APS on November 4, 2003, in a public offering. Effective May 2, 2008, the Fund’s Trustees approved a plan whereby a third party commercial bank has agreed to provide a revolving credit agreement that will enable a refinancing of the Fund’s APS. The facility was used to redeem the outstanding APS and allowed the Fund to change its form of leverage from APS to debt. The redemption of all series was completed on June 12, 2008. Below is a comparison of the leverage methods utilized by the Fund:

Semiannual report | Investors Trust	29

	APS	RCA

Required Asset Coverage	200%	300%

Maximum Leverage	$86 million	$76 million
Amount

Costs Associated	Dividends paid to preferred	Interest expense (overnight LIBOR
with Leverage	shareholders (maximum rate	plus 0.95%), or elect to convert
	equals the overnight commercial	the interest rate to an alternative
	paper rate plus 1.25%)	rate, which is the greater of the
prime rate in effect on such day or
the Federal Funds rate in effect
on such day plus 0.50%

	APS auction fees	Administration fee *

	Auction agent expenses	Facility fees (0.20% per annum)

Preferred share transfer
agent expenses

*Administration fee is $25,000 amortized over the first year of the RCA.

Note 9
Revolving credit agreement

Effective May 20, 2008, the Fund entered into a RCA with a third party commercial bank that allows it to borrow up to an initial limit of $76 million and to invest the borrowings in accordance with its investment practices. Borrowings under the RCA are secured by all the assets of the Fund. Interest is charged at the annualized LIBOR rate and is payable monthly. In addition, the Fund may elect to convert the interest rate to an alternative rate, which is the greater of the prime rate in effect on such day or the Federal Funds rate in effect on such day plus 0.50%.

Under the terms of the RCA, the Fund also pays a facility fee of 0.20% per annum on the unused portion of the facility. In addition, the Fund incurred a $25,000 arrangement fee with the execution of the RCA. The arrangement fee is amortized during the first year of the agreement. Facility and arrangement fees expensed for the period ended April 30, 2009 amounted to $20,994 and $11,332, respectively, and are included in interest expense in the Statement of Operations. As of April 30, 2009, the Fund had borrowings of $56,000,000 at an interest rate 1.4064% and is reflected in the revolving credit agreement payable on the Statement of Asset and Liabilities. For the period from November 1, 30, 2008 to April 30, 2009, the average borrowings under the RCA and the effective average interest rate (annualized) were $55,016,575, and 2.2048%, respectively. The maturity date of the RCA is May 18, 2009. However, the maturity date may be extended up to 364 days by giving written notice to the lender of not more than 150 days and not less 60 days of the maturity date. Also, the RCA may be in default and result in immediate termination if certain asset coverage requirements or minimum net asset amounts are not met. Finally, the Fund may terminate the agreement with one business day’s notice.

Note 10
Purchase and sale of securities

Purchases and proceeds from sales or maturities of securities, other than short-term securities and obligations of the U.S. government, during the period ended April 30, 2009, aggregated $57,019,375 and $58,318,446, respectively.

Note 11
Subsequent event

Effective May 18, 2009, the Fund entered into a new credit agreement with a third party commercial bank. This agreement replaces the existing RCA, which was set to terminate on May 18, 2009. The new agreement allows the Fund to borrow up to a limit of $67 million and to invest the borrowings in accordance with its investment practices. Borrowings under the RCA are secured by the assets of the Fund.

30	Investors Trust | Semiannual report

Investment objective and policy

The Fund is a closed-end diversified management investment company, common shares of which were initially offered to the public on January 29, 1971 and are publicly traded on the NYSE. The Fund’s primary investment objective is to generate income for distribution to its shareholders, with capital appreciation as a secondary objective. The preponderance of the Fund’s assets is invested in a diversified portfolio of debt securities, some of which may carry equity features. Up to 50% of the value of the Fund’s assets may be invested in restricted securities acquired through direct placement. The Fund may also invest in repurchase agreements.

Bylaws and Declaration of Trust

In November 2002, the Board of Trustees adopted several amendments to the Fund’s bylaws, including provisions relating to the calling of a special meeting and requiring advance notice of shareholder proposals or nominees for Trustee. The advance notice provisions in the bylaws require shareholders to notify the Fund in writing of any proposal that they intend to present at an annual meeting of shareholders, including any nominations for Trustee, between 90 and 120 days prior to the first anniversary of the mailing date of the notice from the prior year’s annual meeting of shareholders. The notification must be in the form prescribed by the bylaws. The advance notice provisions provide the Fund and its Trustees with the opportunity to thoughtfully consider and address the matters proposed before the Fund prepares and mails its proxy statement to shareholders. Other amendments set forth the procedures that must be followed in order for a shareholder to call a special meeting of shareholders. Please contact the Secretary of the Fund for additional information about the advance notice requirements or the other amendments to the bylaws. On August 21, 2003, shareholders approved the amendment of the Fund’s bylaws, effective August 26, 2003, to provide for the issuance of preferred shares. Effective March 9, 2004, the Trustees approved additional changes to conform with the Fund’s maximum dividend rate on the preferred shares with the rate used by other John Hancock funds.

On September 14, 2004, the Trustees approved an amendment to the Fund’s bylaws increasing the maximum applicable dividend rate ceiling on the preferred shares to conform with the modern calculation methodology used by the industry and other John Hancock funds.

On March 31, 2008, the shareholders approved an amendment to the Fund’s Declaration of Trust to permit the Fund’s Board of Trustees to delegate the authority to declare dividends to a Dividend Committee consisting of officers, employees or agents of the Fund.

Financial futures contracts and options

The Fund may buy and sell financial futures contracts and options on futures contracts to hedge against the effects of fluctuations in interest rates and other market conditions. The Fund’s ability to hedge successfully will depend on the Adviser’s ability to predict accurately the future direction of interest rate changes and other market factors. There is no assurance that a liquid market for futures and options will always exist.

In addition, the Fund could be prevented from opening, or realizing the benefits of closing out, a futures or options position because of position limits or limits on daily price fluctuations imposed by an exchange.

The Fund will not engage in transactions in futures contracts and options on futures for speculation, but only for hedging or other permissible risk management purposes. All of the Fund’s futures contracts and options on futures will be traded on a U.S. commodity exchange or board of trade. The Fund will not engage in a transaction in futures or options on futures if, immediately thereafter, the sum of initial margin deposits on existing positions and premiums paid for options on futures would exceed 5% of the Fund’s total assets.

Dividends and distributions

During the period ended April 30, 2009, dividends from net investment income totaling $.8375 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:

Semiannual report | Investors Trust	31

INCOME
PAYMENT DATE	DIVIDEND

December 31, 2008	$0.3777
March 31, 2009	0.4598

Dividend reinvestment plan

The Fund offers its common shareholders a Dividend Reinvestment Plan (the Plan), which offers the opportunity to earn compounded yields. Any holder of common shares of record of the Fund may elect to participate in the Plan and receive the Fund’s common shares in lieu of all or a portion of the cash dividends. The Plan is available to all common shareholders without charge. Mellon Investor Services (the Plan Agent) will act as agent for participating shareholders.

Shareholders may join the Plan by notifying the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site at www. melloninvestor.com, showing an election to reinvest all or a portion of dividend payments. If received in proper form by the Plan Agent prior to the record date for a dividend, the election will be effective with respect to all dividends paid after such record date. Shareholders whose shares are held in the name of a broker or nominee should contact the broker or nominee to determine whether and how they may participate in the Plan.

The Board of Trustees of the Fund has authorized the Dividend Committee to declare dividends from net investment income payable in cash or, in the case of shareholders participating in the Plan, partially or entirely in the Fund’s common shares. The number of shares to be issued for the benefit of each shareholder will be determined by dividing the amount of the cash dividend, otherwise payable to such shareholder on shares included under the Plan, by the per share net asset value of the common shares on the date for payment of the dividend, unless the net asset value per share on the payment date is less than 95% of the market price per share on that date, in which event the number of shares to be issued to a shareholder will be determined by dividing the amount of the cash dividend payable to such shareholder, by 95% of the market price per share of the common shares on the payment date. The market price of the common shares on a particular date shall be the mean between the highest and lowest sales price on the NYSE on that date. Net asset value will be determined in accordance with the established procedures of the Fund. However, if as of such payment date the market price of the common shares is lower than such net asset value per share, the number of shares to be issued will be determined on the basis of such market price. Fractional shares, carried out to four decimal places, will be credited to the shareholder’s account. Such fractional shares will be entitled to future dividends.

The shares issued to participating shareholders, including fractional shares, will be held by the Plan Agent in the name of the participant. A confirmation will be sent to each shareholder promptly, normally within seven days, after the payment date of the dividend. The confirmation will show the total number of shares held by such shareholder before and after the dividend, the amount of the most recent cash dividend that the shareholder has elected to reinvest and the number of shares acquired with such dividend.

Participation in the Plan may be terminated at any time by contacting the Plan Agent by telephone, in writing or by visiting the Plan Agent’s Web site, and such termination will be effective immediately. However, notice of termination must be received prior to the record date of any distribution to be effective for that distribution. Upon termination, certificates will be issued representing the number of full shares of common shares held by the Plan Agent. A shareholder will receive a cash payment for any fractional share held.

The reinvestment of dividends will not relieve participants of any federal, state or local income tax, which may be due with respect to such dividend. Dividends reinvested in common shares will be treated on your federal income tax return as though you had received a dividend in cash in an amount equal to the fair market value of the shares received, as determined by the prices for common shares of the Fund on the NYSE as of the dividend payment date. Distributions from the Fund’s long-term capital gains will be processed as noted above for those electing to reinvest in common shares and will be taxable to you as long-term capital

32	Investors Trust | Semiannual report

gains. The confirmation referred to above will contain all the information you will require for determining the cost basis of shares acquired and should be retained for that purpose. At year end, each account will be supplied with detailed information necessary to determine total tax liability for the calendar year.

All correspondence or additional information concerning the Plan should be directed to the Plan Agent, Mellon Bank, N.A., c/o Mellon Investor Services, P.O. Box 3338, South Hackensack, New Jersey 07606-1938 (Telephone: 1-800-852-0218).

Shareholder communication and assistance

If you have any questions concerning the Fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the Fund to the transfer agent at:

Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310
Telephone: 1-800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Shareholder meeting (unaudited)

On May 18, 2009, an adjourned session of the Annual Meeting of the Shareholders of John Hancock Investors Trust was held at 601 Congress Street, Boston, Massachusetts, for the purpose of considering and voting upon the proposals listed below.

Shareholders of the Fund approved Proposal 1 and Proposal 3 and the votes cast were as follows:

Proposal 1: To elect eleven Trustees to serve until their respective successors have been duly elected and qualified.

		WITHHELD
	FOR	AUTHORITY

James R. Boyle	5,201,198	238,456
James F. Carlin	5,195,751	243,903
William H. Cunningham	5,196,269	243,385
Deborah C. Jackson	5,189,091	250,563
Charles L. Ladner	5,190,728	248,926
Stanley Martin	5,190,449	249,205
Patti McGill Peterson	5,199,059	240,595
John A. Moore	5,191,925	247,729
Steven R. Pruchansky	5,200,562	239,092
Gregory A. Russo	5,204,397	235,257
John G. Vrysen	5,202,867	236,787

*Proposal 2: To amend the Fund’s Declaration of Trust to divide the Board into three classes of Trustees and to provide for shareholder approval of each such class every three years.

For	3,591,994
Against	1,006,917
Withheld	191,365
Broker Non-Votes	649,378

*The proposal to amend the Declaration of Trust did not receive sufficient votes from the Fund’s shareholders.

Semiannual report | Investors Trust	33

Proposal 3: To adopt a new form of investment advisory agreement.

For	4,301,103
Against	236,773
Withheld	252,401
Broker Non-Votes	649,377

34	Investors Trust | Semiannual report

Evaluation by the Board of New Form of Investment Advisory Agreement

At its meeting on December 8–9, 2008, the Board, including all the Independent Trustees, approved a new form of Advisory Agreement for the Fund.

The Board, including the Independent Trustees, is responsible for selecting the Fund’s investment adviser, approving the Adviser’s selection of fund subadvisers and approving the Fund’s advisory and subadvisory agreements, their periodic continuation and any amendments.

Consistent with SEC rules, the Board regularly evaluates the Fund’s advisory and subadvisory arrangements, including consideration of the factors listed below. The Board may also consider other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board is furnished with an analysis of its fiduciary obligations in connection with its evaluation and, throughout the evaluation process, the Board is assisted by counsel for the Fund and the Independent Trustees are also separately assisted by independent legal counsel. The factors considered by the Board are:

• the nature, extent and quality of the services to be provided by the Adviser or subadviser, as the case may be, to the Fund;

• the investment performance of the Fund;

• the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of shareholders of the Fund;

• the costs of the services to be provided and the profits to be realized by the Adviser (including any subadvisers affiliated with the Adviser) and its affiliates from the Adviser’s relationship with the Fund; and

• comparative services rendered and comparative advisory fee rates.

The Board believes that information relating to all these factors is relevant to its evaluation of the Fund’s Advisory Agreement.

At its meeting on June 10, 2008, the Board approved the annual continuation of the Advisory Agreement with respect to the Fund and considered each of the factors listed above. A discussion of the basis of the Board’s approval of the Advisory Agreement and its consideration of such factors at that meeting is included in the shareholder report dated October 31, 2008. A copy of the relevant report may be obtained by calling 1-800-225-5291 (TDD – 1-800-554-6713) or by writing to the Fund at 601 Congress Street, Boston, Massachusetts 02210, Attn.: Salvatore Schiavone, and is also available on the Internet at www.jhfunds.com.

In evaluating the Advisory Agreement at its meeting on June 10, 2008, the Board reviewed a broad range of information requested for this purpose. This information included:

(i) the investment performance of the Fund relative to a category of relevant funds (the Category) and a peer group of comparable funds (the Peer Group). The funds within each Category and Peer Group were selected by Morningstar Inc. (Morningstar), an independent provider of investment company data. Data typically covered the period since the Fund’s inception through December 31, 2007;

(ii) advisory and other fees incurred by, and the expense ratios of, the Fund relative to a Category and a Peer Group;

(iii) the advisory fees of comparable portfolios of other clients of the Adviser;

(iv) the Adviser’s financial results and condition, including its and certain of its affiliates’ profitability from services performed for the Fund;

(v) breakpoints in the Fund’s and the Peer Group’s fees, and information about economies of scale;

(vi) the Adviser’s record of compliance with applicable laws and regulations,

Semiannual report | Investors Trust	35

with the Fund’s investment policies and restrictions, and with the applicable Code of Ethics, and the structure and responsibilities of the Adviser’s compliance department;

(vii) the background and experience of senior management and investment professionals; and

(viii) the nature, cost and character of advisory and non-investment management services provided by the Adviser and its affiliates. The key factors considered by the Board and the conclusions reached are described below.

Nature, extent and quality of services

The Board considered the ability of the Adviser, based on its resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board considered the investment philosophy, research and investment decision-making processes of the Adviser. The Board considered the Adviser’s execution of its oversight responsibilities. The Board further considered the culture of compliance, resources dedicated to compliance, compliance programs and compliance records of the Adviser. In addition, the Board took into account the non-advisory services provided to the Fund by the Adviser and its affiliates.

Based on the above factors, together with those referenced below, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of the investment advisory services provided to the Fund by the Adviser supported renewal of the Advisory Agreement.

Fund performance

The Board considered the Fund’s performance results in comparison to the performance of the Category, as well as the Fund’s Peer Group and benchmark index. The Board reviewed the methodology used by Morningstar to select the funds in the Category and the Peer Group. The Board concluded that the Fund’s investment process and particular investments seemed consistent with the Fund’s investment objectives, strategy and style.

Investment advisory fee rates and expenses

The Board reviewed and considered the contractual investment advisory fee rate payable by the Fund to the Adviser for investment advisory services in comparison to the advisory fees for the Peer Group.

The Board received and considered expense information regarding the Fund’s various components, including advisory fees, distribution and fees other than advisory and distribution fees, including transfer agent fees, custodian fees, and other miscellaneous fees (e.g., fees for accounting and legal services). The Board considered comparisons of these expenses to the Peer Group median. The Board also received and considered expense information regarding the Fund’s total operating expense ratio and net expense ratio after waivers and reimbursements.

The Adviser also discussed the Morningstar data and rankings, and other relevant information, for the Fund. Based on the above-referenced considerations and other factors, the Board concluded that the Fund’s overall expenses supported the re-approval of the Advisory Agreement.

Profitability

The Board received and considered a detailed profitability analysis of the Adviser based on the Advisory Agreement, as well as on other relationships between the Fund and the Adviser and its affiliates. The Board also considered a comparison of the Adviser’s profitability to that of other similar investment advisers whose profitability information is publicly available. The Board concluded that, in light of the costs of providing investment management and other services to the Fund, the profits and other ancillary benefits reported by the Adviser were not unreasonable.

Economies of scale

The Board received and considered general information regarding economies of scale with respect to the management of the Fund, including the Fund’s ability to appropriately benefit from economies of scale under the

36	Investors Trust | Semiannual report

Fund’s fee structure. The Board recognized the inherent limitations of any analysis of economies of scale, stemming largely from the Board’s understanding that most of the Adviser’s costs are not specific to individual funds, but rather are incurred across a variety of products and services.

Information about services to other clients

The Board also received information about the nature, extent and quality of services and fee rates offered by the Adviser to its other clients, including other registered investment companies, institutional investors and separate accounts. The Board concluded that the Fund’s advisory fees were not unreasonable, taking into account fee rates offered to others by the Adviser, after giving effect to differences in services.

Other benefits to the Adviser

The Board received information regarding potential “fall-out” or ancillary benefits received by the Adviser and its affiliates as a result of their relationship with the Fund. Such benefits could include, among others, benefits directly attributable to the relationship of the Adviser with the Fund and benefits potentially derived from an increase in business of the Adviser as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by the Adviser and its affiliates).

The Board also considered the effectiveness of the Adviser’s and the Fund’s policies and procedures for complying with the requirements of the federal securities laws, including those relating to best execution of portfolio transactions and brokerage allocation.

Other factors and broader review

As discussed above, the Board reviewed detailed materials received from the Adviser as part of the annual re-approval process. The Board also regularly reviews and assesses the quality of the services that the Fund receives throughout the year. In this regard, the Board reviews reports of the Adviser at least quarterly, which include, among other things, fund performance reports and compliance reports. In addition, the Board meets with portfolio managers and senior investment officers at various times throughout the year.

December 2008 Meeting

In approving the proposed new form of Advisory Agreement at the December 8–9, 2008 meeting, the Board determined that it was appropriate to rely upon its recent consideration at its June 10, 2008 meeting of such factors as: fund performance; the realization of economies of scale; profitability of the Advisory Agreement to the Adviser; and comparative advisory fee rates (as well as its conclusions with respect to those factors). The Board noted that it had, at the June 10, 2008 meeting, concluded that these factors, taken as a whole, supported the continuation of the Advisory Agreement. The Board, at the December 8–9, 2008 meeting, revisited particular factors to the extent relevant to the proposed new form of Agreement. In particular, the Board noted the skill and competency of the Adviser in its past management of the Fund’s affairs and sub-advisory relationships, the qualifications of the Adviser’s personnel who perform services for the Fund, including those who served as officers of the Fund, and the high level and quality of services that the Adviser may reasonably be expected to continue to provide the Fund and concluded that the Adviser may reasonably be expected to perform its services ably under the proposed new form of Advisory Agreement. The Board also took into consideration the extensive analysis and efforts undertaken by a working group comprised by a subset of the Board’s Independent Trustees, which met several times, both with management representatives and separately, to evaluate the proposal to approve a new form of Agreement, prior to the Board’s December 8–9, 2008 meeting. The Board considered the differences between the current Advisory Agreement and proposed new form of Agreement, and agreed that the new Advisory Agreement structure would bring all advisory fee payment mechanics for the John Hancock Fund Complex into conformity and will result in greater administrative efficiencies for the Fund.

Semiannual report | Investors Trust	37

More information

Trustees	Investment adviser
Patti McGill Peterson, Chairperson	John Hancock Advisers, LLC
James R. Boyle†
James F. Carlin	Subadviser
William H. Cunningham*	MFC Global Investment Management
Deborah C. Jackson*	(U.S.), LLC
Charles L. Ladner
Stanley Martin*	Custodian
Dr. John A. Moore	State Street Bank and Trust Company
Steven R. Pruchansky
Gregory A. Russo	Transfer agent
John G. Vrysen†	Mellon Investor Services
*Member of the Audit Committee
†Non-Independent Trustee	Legal counsel
K&L Gates LLP
Officers
Keith F. Hartstein	Stock symbol
President and Chief Executive Officer	Listed New York Stock Exchange: JHI

Thomas M. Kinzler	For shareholder assistance
Secretary and Chief Legal Officer	refer to page 33

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

John G. Vrysen
Chief Operating Officer

The Fund’s proxy voting policies and procedures, as well as the Fund’s proxy voting record for the most recent twelve month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) Website at sec.gov or on our Website.

The Fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The Fund’s Form N-Q is available on our Website and the SEC’s Website, www.sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 1-800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our Website www.jhfunds.com or by calling 1-800-852-0218.

You can also contact us:
	1-800-852-0218	Regular mail:
	jhfunds.com	Mellon Investor Services
Newport Office Center VII
480 Washington Boulevard
Jersey City, NJ 07310

Month-end portfolio holdings are available at www.jhfunds.com.

38	Investors Trust | Semiannual report

1-800-852-0218
1-800-231-5469 TDD
1-800-843-0090 EASI-Line
www.jhfunds.com

PRESORTED
STANDARD
U.S. POSTAGE
PAID
MIS

P50SA 4/09
6/09

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Governance Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Governance Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and Chief Executive Officer

Date: June 18, 2009

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: June 18, 2009